Investment Objectives and Goals - Defiance S&P Accelerator ETF	Sep. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE S&P ACCELERATOR ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance S&P Accelerator ETF (the “Fund”) seeks to provide long-term capital appreciation.